iShares
®
U.S. Oil & Gas Exploration & Production ETF
Schedule of Investments
(unaudited)
June 30, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Oil & Gas Exploration & Production  —  69 .5%
Antero Resources Corp.
(a)
.................... 285,832 $ 10,044,136
APA Corp. .............................. 343,248 11,179,587
BKV Corp.
(a) (b)
............................ 36,034 985,890
California Resources Corp. ................... 75,897 4,012,674
Chord Energy Corp. ........................ 54,671 6,248,895
CNX Resources Corp.
(a) (b)
.................... 137,391 4,661,677
Comstock Resources, Inc.
(a)
................... 77,192 1,151,705
ConocoPhillips ........................... 857,121 89,106,299
Crescent Energy Co. , Class A ................. 237,264 2,329,932
Devon Energy Corp. ........................ 530,862 21,935,218
Diamondback Energy, Inc. .................... 125,862 22,124,022
Diversified Energy Co. ...................... 56,045 776,784
EOG Resources, Inc. ....................... 261,088 33,870,946
EQT Corp. .............................. 470,218 25,001,491
Expand Energy Corp. ....................... 232,311 21,184,440
Gulfport Energy Corp.
(a)
..................... 14,135 2,398,710
Kosmos Energy Ltd.
(a)
....................... 577,100 1,217,681
Magnolia Oil & Gas Corp. , Class A .............. 179,600 4,594,168
Matador Resources Co. ..................... 113,352 5,642,663
Murphy Oil Corp. .......................... 130,859 4,260,769
Northern Oil & Gas, Inc. ..................... 101,575 1,843,586
Ovintiv, Inc. .............................. 267,435 14,080,453
Permian Resources Corp. , Class A .............. 764,291 14,070,597
Range Resources Corp. ..................... 228,808 8,509,370
Sable Offshore Corp.
(a) (b)
..................... 127,125 391,545
SandRidge Energy, Inc. ..................... 30,706 420,672
SM Energy Co. ........................... 221,175 5,772,668
Talos Energy, Inc.
(a)
........................ 120,069 1,550,091
Texas Pacific Land Corp.
(b)
................... 56,263 24,622,939
VAALCO Energy, Inc. ....................... 101,013 513,146
Venture Global, Inc. , Class A .................. 500,839 5,574,338
Viper Energy, Inc. , Class A ................... 188,599 7,996,598
Vitesse Energy, Inc. ........................ 29,502 465,247
358,538,937
a
Security Shares Value
a
Oil & Gas Refining & Marketing  —  30 .4%
Calumet, Inc.
(a)
........................... 62,637 $ 2,256,185
Clean Energy Fuels Corp.
(a)
................... 168,563 345,554
CVR Energy, Inc. .......................... 29,221 804,746
Delek U.S. Holdings, Inc. .................... 59,503 3,023,347
Green Plains, Inc.
(a)
........................ 68,194 1,048,824
HF Sinclair Corp. .......................... 148,803 10,364,129
Marathon Petroleum Corp. ................... 205,390 52,512,061
Par Pacific Holdings, Inc.
(a)
................... 48,683 2,730,143
PBF Energy, Inc. , Class A .................... 81,521 3,710,836
Phillips 66 ............................... 136,134 23,013,453
REX American Resources Corp.
(a)
.............. 27,563 1,244,469
Valero Energy Corp. ........................ 208,904 54,406,958
World Kinect Corp. ......................... 49,757 1,638,996
157,099,701
a
Total Long-Term Investments — 99.9%
(Cost: $ 515,953,415 ) ................................ 515,638,638
a
Short-Term Securities
Money Market Funds  —  3 .6%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
3.82%
(c) (d) (e)
............................ 18,078,450 18,083,874
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.62%
(c) (d)
............................. 516,318 516,318
a
Total Short-Term Securities — 3.6%
(Cost: $ 18,598,635 ) ................................. 18,600,192
Total Investments — 103.5%
(Cost: $ 534,552,050 ) ................................ 534,238,830
Liabilities in Excess of Other Assets — ( 3 .5 ) % ............... (18,105,089)
Net Assets — 100.0% ................................. $ 516,133,741
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/26
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
  Shares
Held at
06/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 14,195,559  $ 3,887,548
(a)
$ —  $ (1,249) $ 2,016  $ 18,083,874  18,078,450  $ 7,517
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 680,010  —  (163,692)
(a)
—  —  516,318  516,318  6,416  —
$ —  $ (1,249) $ 2,016
$ 18,600,192
$ 13,933  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
U.S. Oil & Gas Exploration & Production ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Energy Select Sector Index ......................................................... 4 09/18/26 $ 449 $ (2,901)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 515,638,638  $ —  $ —  $ 515,638,638
Short-Term Securities
Money Market Funds ...................................... 18,600,192  —  —  18,600,192
$ 534,238,830  $ —  $ —  $ 534,238,830
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (2,901) $ —  $ —  $ (2,901)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.